Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(15)	Commitments and Contingencies

From time to time, we may have certain contingent liabilities, including litigation, which arise in the ordinary course of its business activities. We accrue contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on our consolidated financial position, results of operations, or cash flows.

Pursuant to the Amended and Restated Registration Rights Agreement, subject to certain requirements and customary conditions, the Company also grants piggyback registration rights and demand registration rights to the parties thereto, will pay certain expenses related to such registrations and will indemnify the parties thereto against certain liabilities related to such registrations. The Company’s registration obligations under the Amended and Restated Registration Rights Agreement will terminate with respect to any party thereto on the date that such party no longer holds any Registrable Securities (as defined in the Amended and Restated Registration Rights Agreement). The Amended and Restated Registration Rights Agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities.

We are not a party to any legal proceedings and we are not aware of any claims or actions pending or threatened against us. In the future, we might from time to time become involved in litigation relating to claims arising from our ordinary course of business.

(16)Commitments and Contingencies

401(k) Plan

The Company maintains a salary reduction savings plan under Section 401(k) of the Internal Revenue Code, which we administer for participating employees’ contributions. All full-time employees are covered under the plan after meeting minimum service requirements. We paid matching contributions of $431 and $287 to the plan for the years ended December 31, 2022 and 2021, respectively. Our contributions were based on compensation at the rate of 3%, 3.5%, and 4% for an employee’s contribution of up to 3%, between 3% and 4%, and between 4% and 5%, respectively, with the match-eligible contribution being limited to 4% of the employee’s eligible compensation.

Legal Matters

From time to time, we may have certain contingent liabilities, including litigation, which arise in the ordinary course of its business activities. We accrue contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on our consolidated financial position, results of operations, or cash flows.

In October 2017, an individual filed a suit against the Company in the District of Colorado asserting joint inventorship of six patents assigned to the Company. The individual sought to be added as a co-inventor and co-owner of the patents in question. In a series of rulings, the Court struck monetary damages and jury trial demand, limited the individual’s expert testimony to one patent, and barred rebuttal testimony to defendant’s expert or testimony related to prior art, severely limiting the scope of this case. Following a notice that we would be seeking sanctions against the plaintiff and his attorney, it was agreed that the plaintiff would dismiss his case with prejudice and no sanctions or attorney fees’ request would be filed. A stipulated Dismissal Order was entered June 23, 2021.

In February 2021, TriSalus exercised its right to terminate, for cause, an agreement with a distributor, pursuant to which the distributor was acting as exclusive distributor of the TriNav Infusion System in several Western states. We determined that the distributor had failed to perform many aspects of the contract resulting in poor sales. The distributor was put on notice in September of 2020 that performance must improve, or we would terminate the contract. Despite being allowed a 60-day cure period, the distributor’s performance did not improve and in February 2021 we exercised our right to terminate. On March 11, 2021, the distributor filed a lawsuit against us in the Utah state court, asserting a claim for wrongful termination of the contract by us and several other related, common-law claims. The distributor sought monetary damages in an amount of $750, plus attorneys’ fees and other relief. On November 15, 2021, we agreed to settle the case for $425, which was recorded as expense in general and administrative expense in the accompanying consolidated statements of operations. The settlement was paid in two installments of $200 and $225, on November 18, 2021, and January 3, 2022, respectively. The settlement amounted to the contractual fee if we were to terminate the contract.

Other than as described above, we are not a party to any legal proceedings and we are not aware of any claims or actions pending or threatened against us. In the future, we might from time to time become involved in litigation relating to claims arising from our ordinary course of business.